IPP SOLAR PARKS, INVESTMENT PROPERTY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment
Impairment loss on IPP solar parks	$ (2,886)	$ (4,541)	$ (5,221)
Permits (including related costs capitalized in the course of obtaining permits) and solar parks under development
Property, plant and equipment
Property, plant and equipment at beginning of period	31,519
Property, plant and equipment at end of period	56,083	31,519
Permits (including related costs capitalized in the course of obtaining permits) and solar parks under development | COST / gross amount
Property, plant and equipment
Property, plant and equipment at beginning of period	34,829	52,631
Additions	43,516	41,953
Held for sale (Note 19)		(9,983)
Disposal of IPP Solar Parks		(5,328)
Transfer	(16,445)	(44,327)
Exchange adjustments	323	(117)
Property, plant and equipment at end of period	62,223	34,829	52,631
Permits (including related costs capitalized in the course of obtaining permits) and solar parks under development | DEPRECIATION AND IMPAIRMENT
Property, plant and equipment
Property, plant and equipment at beginning of period	3,310	9,387
Impairment loss on IPP solar parks	2,829	1,785
Held for sale (Note 19)		(7,862)
Exchange adjustments	1
Property, plant and equipment at end of period	6,140	3,310	9,387
Completed solar parks
Property, plant and equipment
Property, plant and equipment at beginning of period	321,531
Property, plant and equipment at end of period	$ 205,030	$ 321,531
Completed solar parks | Minimum
Property, plant and equipment
Estimated useful lives	20 years	20 years
Completed solar parks | Maximum
Property, plant and equipment
Estimated useful lives	30 years	30 years
Completed solar parks | COST / gross amount
Property, plant and equipment
Property, plant and equipment at beginning of period	$ 373,734	$ 393,189
Additions	637	770
Held for sale (Note 19)		(52,052)
Transfer to investment property	(2,213)	(265)
Disposal of IPP Solar Parks	(564)	(12,533)
Disposals of subsidiaries (Note a)	(131,068)	(3,471)
Transfer	16,445	44,327
Exchange adjustments	2,023	3,769
Property, plant and equipment at end of period	258,994	373,734	393,189
Completed solar parks | DEPRECIATION AND IMPAIRMENT
Property, plant and equipment
Property, plant and equipment at beginning of period	52,203	39,028
Provided for the year	11,720	19,414
Impairment loss on IPP solar parks	57	2,756
Held for sale (Note 19)		(7,006)
Disposal of IPP Solar Parks	(558)	(1,459)
Disposals of subsidiaries (Note a)	(9,751)	(1,056)
Exchange adjustments	293	526
Property, plant and equipment at end of period	53,964	52,203	39,028
IPP solar parks
Property, plant and equipment
Property, plant and equipment at beginning of period	353,050
Impairment loss on IPP solar parks	(2,900)
Property, plant and equipment at end of period	261,113	353,050
IPP solar parks | COST / gross amount
Property, plant and equipment
Property, plant and equipment at beginning of period	408,563	445,820
Additions	44,153	42,723
Held for sale (Note 19)		(62,035)
Transfer to investment property	(2,213)	(265)
Disposal of IPP Solar Parks	(564)	(17,861)
Disposals of subsidiaries (Note a)	(131,068)	(3,471)
Exchange adjustments	2,346	3,652
Property, plant and equipment at end of period	321,217	408,563	445,820
IPP solar parks | DEPRECIATION AND IMPAIRMENT
Property, plant and equipment
Property, plant and equipment at beginning of period	55,513	48,415
Provided for the year	11,720	19,414
Impairment loss on IPP solar parks	2,886	4,541
Held for sale (Note 19)		(14,868)
Disposal of IPP Solar Parks	(558)	(1,459)
Disposals of subsidiaries (Note a)	(9,751)	(1,056)
Exchange adjustments	294	526
Property, plant and equipment at end of period	$ 60,104	$ 55,513	$ 48,415